                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 860-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT             5/15/09
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          36

Form 13F Information Table Value Total:     904,105
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

                                                                                                                      COLUMN 8
                                      COLUMN 2                               COLUMN 5       COLUMN 6  COLUMN 7     VOTING AUTHORITY
               COLUMN 1               TITLE OF   COLUMN 3   COLUMN 4        SHARES OR      INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER             CLASS      CUSIP      VALUE      PRINCIPAL AMOUNT   DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------------- ----------- --------- ----------- -------------------- ---------- -------- --------- ------ ----
AMBAC FINL GRP ORD                    COM       023139108     804,726    1,031,700 SH       SOLE               1,031,700
AEGEAN MARINE PETROLEUM NETWORK ORD   SHS       Y0017S102     457,275       27,300 SH       SOLE                  27,300
ARBITRON INC ORD                      COM       03875Q108   6,379,250      425,000 SH       SOLE                 425,000
ATLAS AMERICA STK                     COM       049167109   7,603,601      868,983 SH       SOLE                 868,983
ALLEGHENY ENERGY ORD                  COM       017361106  15,060,500      650,000 SH       SOLE                 650,000
BANK UNITED STK A                     CL A      06652B103      39,882      173,400 SH       SOLE                 173,400
CA ORD                                COM       12673P105  16,817,550      955,000 SH       SOLE                 955,000
SEACOR HOLDINGS ORD                   COM       811904101 110,441,472    1,894,040 SH       SOLE               1,894,040
COHERENT ORD                          COM       192479103   1,014,593       58,817 SH       SOLE                  58,817
CARLISLE ORD                          COM       142339100     382,785       19,500 SH       SOLE                  19,500
CYPRESS SEMI ORD                      COM       232806109  35,729,352    5,277,600 SH       SOLE               5,277,600
DECKERS OUTDOOR STK                   COM       243537107  12,888,720      243,000 SH       SOLE                 243,000
DISH NETWORK CORP A                   CL A      25470M109  36,833,494    3,315,346 SH       SOLE               3,315,346
ENDOCARE ORD                          COM NEW   29264P203      79,151      116,399 SH       SOLE                 116,399
FBR CAPITAL MARKETS CORP              COM       30247C301   4,469,432    1,358,490 SH       SOLE               1,358,490
FISERV STK                            COM       337738108 111,644,130    3,062,099 SH       SOLE               3,062,099
FLOWSERVE ORD                         COM       34354P105  47,420,278      844,980 SH       SOLE                 844,980
FEDERAL NATL MTG ASSN                 COM       313586109   1,417,713    2,025,304 SH       SOLE               2,025,304
GILDAN ACTIVEWEAR ORD                 COM       375916103  21,384,000    2,640,000 SH       SOLE               2,640,000
HLTH CORPORATION ORDINARY             COM       40422Y101  22,628,309    2,186,310 SH       SOLE               2,186,310
KRAFT FOODS A ORD                     CL A      50075N104  11,747,922      527,049 SH       SOLE                 527,049
COCA-COLA CO ORD                      COM       191216100  21,096,000      480,000 SH       SOLE                 480,000
MAIDEN HOLDINGS ORD                   SHS       G5753U112  18,363,167    4,108,091 SH       SOLE               4,108,091
MICROSOFT ORDINARY                    COM       594918104  24,983,200    1,360,000 SH       SOLE               1,360,000
PHI ORD                               COM VTG   69336T106   3,278,850      249,532 SH       SOLE                 249,532
PHILIP MORRIS INTERNATIONAL ORD       COM       718172109  81,656,100    2,295,000 SH       SOLE               2,295,000
RANGE RESOURCES ORD                   COM       75281A109  20,991,600      510,000 SH       SOLE                 510,000
ECHOSTAR CORP                         CL A      278768106  25,851,626    1,743,198 SH       SOLE               1,743,198
SUNPOWER CORP CLASS B                 COM CL B  867652307   3,924,360      198,200 SH       SOLE                 198,200
STAR SCIENTIFIC ORD                   COM       85517P101   1,070,000      250,000 SH       SOLE                 250,000
SOUTHERN UNION ORD                    COM       844030106  85,426,816    5,612,800 SH       SOLE               5,612,800
TEKELEC ORD                           COM       879101103  83,498,234    6,311,280 SH       SOLE               6,311,280
TEXAS INSTRUMENT ORD                  COM       882508104   4,741,672      287,200 SH       SOLE                 287,200
UNION PACIFIC ORD                     COM       907818108  35,720,561      868,902 SH       SOLE                 868,902
WELLS FARGO ORD                       COM       949746101   6,408,627      450,044 SH       SOLE                 450,044
WILLIAMS ORD                          COM       969457100  21,849,600    1,920,000 SH       SOLE               1,920,000

VALUE TOTAL                         ENTRY TOTAL
-----------                         -----------
904,104,548                             36